Principal Related Parties (Detail)	12 Months Ended
Dec. 31, 2011
Shanghai 51 Network Development Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of MET invested by Giant Interactive
Prexton Investment Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company with the same key senior executive of the Company
Shanghai Jiante Biotechnology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Shi Yuzhu
Beijing Huayi Giant Information Technology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxian Network Technology Co.Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxi Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Relationships with the Group	Company's shareholder